Debt (Medium-Term Notes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt, Weighted Average Interest Rate	5.61%
Medium-term Notes	$ 1,632,300,000	$ 1,623,000,000
Debt Mark To Market Adjustment	35,800,000	42,300,000
Loss related to extinguishment of debt	4,800,000	218,600,000	4,700,000
Repayments of Other Debt	151,000,000	710,800,000	1,113,000,000
Payments for Repurchase of Common Stock	46,100,000	500,100,000	0
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	15,800,000	0
6.75% Senior Notes Due March 2012 [Member]
Medium-term Notes	250,000,000	250,000,000
Principal amount of note	250,000,000
Senior notes rate	6.75%
Maturity date	Mar. 01, 2012
5.50% Senior Notes due 2013 [Member]
Medium-term Notes	500,000,000	500,000,000
6.25% senior notes due 2018 [Member]
Medium-term Notes	250,000,000	250,000,000
10.60% senior notes due 2019 [Member]
Medium-term Notes	20,700,000	20,700,000
Principal amount of note	300,000,000
Senior notes rate	10.60%
Medium Term Notes, Redemption, Cash Paid Per $1000 Principal Amount		1,437.50
Medium Term Notes, Redemption, Min Principal Amount Subject To Redemption		1,000
Loss related to extinguishment of debt		131,400,000
Repayments of Other Debt		402,200,000
Maturity date	Apr. 15, 2019
Proceeds from Debt, Net of Issuance Costs			290,200,000
Medium Term Notes, Redemption, Principal Amount		279,300,000
4.625% Notes Due 2009 and 4.0% Notes Due 2010 [Member]
Repayments of Other Debt			329,700,000
4.625% Notes Due 2009 [Domain]
Principal amount of note			250,000,000
Senior notes rate			4.625%
Loss related to extinguishment of debt			4,700,000
Repayments of Other Debt			69,900,000
Medium Term Notes, Redemption, Principal Amount			180,100,000
4.0% Notes Due 2010 [Member]
Principal amount of note			250,000,000
Senior notes rate		4.00%
Repayments of Other Debt		105,100,000
Medium Term Notes, Redemption, Principal Amount			144,900,000
4.70% senior notes due 2020 [Member]
Medium-term Notes	550,000,000	550,000,000
Principal amount of note	550,000,000
Senior notes rate	4.70%
Maturity date	Aug. 15, 2020
Proceeds from Debt, Net of Issuance Costs		544,900,000
6.11% senior notes due 2028 [Member]
Medium-term Notes	10,000,000	10,000,000
Accelerated Stock Buyback Program [Member]
Payments for Repurchase of Common Stock		$ 500,000,000